ACQUISITION	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION	ACQUISITION
Acquisition of American Equity Investment Life Holdings Company in May 2024
On May 2, 2024, the Company, through its subsidiary American National, completed the acquisition of AEL, an Iowa corporation, by acquiring all of AEL’s issued and outstanding common stock not already owned for a total consideration of approximately $4.0 billion comprised of $2.5 billion in cash and $1.1 billion of stock consideration in the form of class A limited voting shares of Brookfield Asset Management Ltd. (“BAM Shares”). The remaining consideration primarily relates to the previously held equity interest in AEL prior to the acquisition as well as the effective settlement of a previously held reinsurance agreement between AEL and NER SPC.
Subsequent to the acquisition, on May 7, 2024, American National completed a downstream merger with AEL and changed its name to American National Group Inc. and reincorporated as a Delaware corporation.
Had the acquisition occurred on January 1, 2023, the consolidated unaudited pro forma revenue and net income would be: (i) $3.1 billion and $610 million, respectively, for the three months ended June 30, 2024; and (ii) $7.0 billion and $1.8 billion, respectively, for the six months ended June 30, 2024. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2023, together with the consequential tax effects.
Accounting for the acquisition of AEL was finalized in the second quarter of 2025. As part of finalizing the valuations of certain assets and liabilities, we recognized measurement period adjustments to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Measurement period adjustments made were: (i) $45 million increase in both the VOBA asset and market risk benefits liability through the inclusion of updated mortality, base lapse and utilization assumptions related to AEL’s market risk benefits liability as part of its annual assumptions review which took place in the third quarter of 2024; and (ii) $40 million decrease in intangible assets, $8 million increase in deferred tax asset and a $32 million increase in goodwill as a result of updating discount rate and tax assumptions relating to intangible assets. Goodwill recognized is not deductible for income tax purposes.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,321
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,540
Other assets	671
Total assets acquired	75,166
Liabilities assumed:
Future policy benefits	311
Policyholders’ account balances	61,473
Market risk benefits	3,023
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,093
Total liabilities assumed	71,123
Less: Non-controlling interest	713
Net assets acquired	3,330
Goodwill	$662
The Company identified that a reinsurance agreement between AEL and NER SPC constituted a pre-existing relationship in accordance with ASC 805 that would need to be effectively settled as part of the acquisition. The Company recognized an effective settlement loss of $48 million, as a result of derecognizing certain assets and liabilities in relation to the reinsurance agreement, which include deferred policy acquisition costs, deferred sales inducements, reinsurance funds withheld, policyholders’ account balances and market risk benefits liability. The effective settlement loss was included in “Investment related gains (losses)” in the statements of operations in the second quarter of 2024. Concurrently, the Company derecognized NER SPC’s accumulated other comprehensive loss pertaining to market risk benefits liability, recognizing an additional loss of $66 million in “Investment related gains (losses)” in the statements of operations.
The gain on disposal as a result of remeasuring to fair value the pre-existing equity interest in AEL immediately prior to the business combination was approximately $4 million, recognized in “Investment related gains (losses)” in the statements of operations in the second quarter of 2024.
Acquisition-related costs of $127 million incurred were recorded as “Operating expenses” in the statements of operations when incurred in the second quarter of 2024.